Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Common unitholders, units issued	89,045,139	61,346,058
Common unitholders, units outstanding	89,045,139	61,346,058
Maximum [Member]
Allowance for doubtful accounts	$ 1	$ 1